As filed with the Securities and Exchange Commission on June 16, 2026

File Nos. 333-22075 and 811-08061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 98	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 101	[X]
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

Sheelyn Michael, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

(614) 469-3200

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 15, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No.98

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 94, as it relates to Diamond Hill High Income ETF (the “Fund”), a series of the Registrant, until July 15, 2026. Parts A and B of the Registrant’s Post-Effective Amendment No. 94, filed on February 6, 2026, are incorporated by reference herein. Part C of the Registrant’s Post-Effective Amendment No. 97, filed on May 18, 2026, is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on June 16, 2026.

DIAMOND HILL FUNDS

By:	/s/ Mehdi Mahmud
Mehdi Mahmud
President (and in the capacity of Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ John P. Arnhold*	Trustee	June 16, 2026
John P. Arnhold

/s/ Candace K. Beinecke*	Trustee	June 16, 2026
Candace K. Beinecke

/s/ Peter W. Davidson*	Trustee	June 16, 2026
Peter W. Davidson

/s/ Jean D. Hamilton*	Trustee	June 16, 2026
Jean D. Hamilton

/s/ William M. Kelly*	Trustee	June 16, 2026
William M. Kelly

/s/ Paul J. Lawler*	Trustee	June 16, 2026
Paul J. Lawler

/s/ Mandakini Puri*	Trustee	June 16, 2026
Mandakini Puri

/s/ Scott Sleyster*	Trustee	June 16, 2026
Scott Sleyster

/s/ Mehdi Mahmud	Trustee (and in the capacity of Principal	June 16, 2026
Mehdi Mahmud	Executive Officer)

/s/ Brandon Webster	Chief Financial Officer (and in the capacity of	June 16, 2026
Brandon Webster	Principal Financial Officer)

*By:	/s/ Sheelyn Michael
Sheelyn Michael
on behalf of those indicated pursuant to Powers of Attorney